Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Diluted (in Shares)	[1]	25,287,887	25,287,887	25,287,887
Net income (loss) per share – Diluted		$ 0.01	$ (0.07)	$ 0.93
Net earnings (loss) per share from continuing operations - Diluted		0.01	(0.07)	(0.13)
Net earnings per share from discontinued operations - Diluted				$ 1.06

[1]	The Company used net loss as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company suffered loss, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.